Leases (Tables) (Cheniere Energy Partners, LP [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in thousands):

Year ending December 31,	Lease Payments (2)
2014	$10,167
2015	10,261
2016	10,340
2017	10,401
2018	2,988
Thereafter (1)	254,865
Total	$299,022

(1)	Includes certain lease option renewals as they are reasonably assured.

(2)
Lease payments for Sabine Pass LNG’s tug boat lease represent its lease payment obligation and do not take into account the $112.5 million of sublease payments Sabine Pass LNG will receive from its three TUA customers that effectively offset these lease payment obligations, as discussed below.